Cover Cover	Feb. 29, 2020
Cover page.
Document Type	8-K
Entity Address, Address Line One	170/175 Lakeview Drive
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Entity Address, Country	IE
Entity Address, Address Line Two	Airside Business Park
Entity Incorporation, State or Country Code	L2
Document Period End Date	Feb. 29, 2020
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
Trading Symbol	TT
Security Exchange Name	NYSE
Entity Address, City or Town	Swords Co. Dublin
City Area Code	353
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false